Held for sale	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Held for sale
32. Held for sale
At 31 December 2022, the Group has entered into an agreement to dispose of a property that was previously accounted for as investment property. The sale is expected to complete in 2023. Two other properties are currently also in the process of being sold, with the sales also expected to complete in 2023. The properties are all classified as held for sale and have a carrying value of £16m as at 31 December 2022.
At 31 December 2021, only one property, which was disposed of in 2022, was classified as held for sale, and had a carrying value of £7m as at 31 December 2021. The businesses that were included in the Strategic Review segment as at 31 December 2021 did not meet the criteria for classification as held for sale as at 31 December 2021 on the basis that the Group was not sufficiently advanced in the sales process at that time for the sale to be considered highly probable.
The held for sale balances are analysed as follows:

All figures in £ millions	2022 Total	2021 Total

Non-current assets

Property, plant and equipment	16	7

	16	7

Assets classified as held for sale	16	7

Net assets classified as held for sale	16	7